INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Value, at the beginning of the year	$ 157,019
Value, at the end of the year	144,114	$ 157,019
Intangible assets other than goodwill
Intangible assets	144,114	157,019
Accumulated depreciation and amortization
Intangible assets
Value, at the beginning of the year	(45,402)	(31,731)
Amortization	(15,558)	(16,056)
Currency translation adjustments	(3)	32
Decreases	5,172	2,353
Value, at the end of the year	(55,791)	(45,402)
Intangible assets other than goodwill
Intangible assets	(55,791)	(45,402)
Accumulated depreciation and amortization | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	(13,616)	(8,812)
Amortization	(4,804)	(4,804)
Value, at the end of the year	(18,420)	(13,616)
Intangible assets other than goodwill
Intangible assets	(18,420)	(13,616)
Accumulated depreciation and amortization | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	(829)	(574)
Amortization	(520)	(264)
Currency translation adjustments	4	9
Value, at the end of the year	(1,345)	(829)
Intangible assets other than goodwill
Intangible assets	(1,345)	(829)
Accumulated depreciation and amortization | Customer relationships
Intangible assets
Value, at the beginning of the year	(21,375)	(14,354)
Amortization	(6,915)	(7,059)
Currency translation adjustments		6
Decreases	39	32
Value, at the end of the year	(28,251)	(21,375)
Intangible assets other than goodwill
Intangible assets	(28,251)	(21,375)
Accumulated depreciation and amortization | Brands
Intangible assets
Value, at the beginning of the year	(326)	(312)
Amortization	(13)	(14)
Value, at the end of the year	(339)	(326)
Intangible assets other than goodwill
Intangible assets	(339)	(326)
Accumulated depreciation and amortization | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	(5,366)	(4,346)
Amortization	(2,659)	(3,346)
Currency translation adjustments		5
Decreases	5,133	2,321
Value, at the end of the year	(2,892)	(5,366)
Intangible assets other than goodwill
Intangible assets	(2,892)	(5,366)
Accumulated depreciation and amortization | Others
Intangible assets
Value, at the beginning of the year	(3,890)	(3,333)
Amortization	(575)	(569)
Currency translation adjustments	(7)	12
Value, at the end of the year	(4,472)	(3,890)
Intangible assets other than goodwill
Intangible assets	(4,472)	(3,890)
Accumulated depreciation and amortization | Content activation
Intangible assets
Amortization	(72)
Value, at the end of the year	(72)
Intangible assets other than goodwill
Intangible assets	(72)
Net carrying value before impairment
Intangible assets
Value, at the beginning of the year	166,432
Value, at the end of the year	153,739	166,432
Intangible assets other than goodwill
Intangible assets	153,739	166,432
Net carrying value before impairment | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	56,668
Value, at the end of the year	51,864	56,668
Intangible assets other than goodwill
Intangible assets	51,864	56,668
Net carrying value before impairment | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	33,313
Value, at the end of the year	33,313	33,313
Intangible assets other than goodwill
Intangible assets	33,313	33,313
Net carrying value before impairment | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	7,224
Value, at the end of the year	6,702	7,224
Intangible assets other than goodwill
Intangible assets	6,702	7,224
Net carrying value before impairment | Customer relationships
Intangible assets
Value, at the beginning of the year	23,086
Value, at the end of the year	16,101	23,086
Intangible assets other than goodwill
Intangible assets	16,101	23,086
Net carrying value before impairment | Brands
Intangible assets
Value, at the beginning of the year	41,652
Value, at the end of the year	41,639	41,652
Intangible assets other than goodwill
Intangible assets	41,639	41,652
Net carrying value before impairment | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	2,532
Value, at the end of the year	2,176	2,532
Intangible assets other than goodwill
Intangible assets	2,176	2,532
Net carrying value before impairment | Others
Intangible assets
Value, at the beginning of the year	1,957
Value, at the end of the year	1,881	1,957
Intangible assets other than goodwill
Intangible assets	1,881	$ 1,957
Net carrying value before impairment | Content activation
Intangible assets
Value, at the end of the year	63
Intangible assets other than goodwill
Intangible assets	$ 63